Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Nov. 26, 2021
Class A & Y Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
Class A & Y Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
Class A & Y Prospectus | PACE Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
Class A & Y Prospectus | PACE Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
Class A & Y Prospectus | PACE Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class A & Y Prospectus | PACE Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class A & Y Prospectus | PACE Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
Class A & Y Prospectus | PACE Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
Class A & Y Prospectus | PACE Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
Class A & Y Prospectus | PACE Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
Class A & Y Prospectus | PACE High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
Class A & Y Prospectus | PACE High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
Class A & Y Prospectus | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class A & Y Prospectus | PACE International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Class P Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGTX
Class P Prospectus | PACE Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
Class P Prospectus | PACE Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
Class P Prospectus | PACE Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
Class P Prospectus | PACE Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
Class P Prospectus | PACE High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
Class P Prospectus | PACE International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
Class P Prospectus | PACE Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX
Class P2 Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PFPTX
Class P2 Prospectus | PACE Strategic Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PSFTX
Class P2 Prospectus | PACE Municipal Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PMUTX
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PGFTX
Class P2 Prospectus | PACE High Yield Investments | Class P2
Prospectus:
Trading Symbol	PHDTX
Class P2 Prospectus | PACE International Emerging Markets Equity Investments | Class P2
Prospectus:
Trading Symbol	PWETX